CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues (including related party revenues of RMB32,910,229, RMB29,900,069 and RMB 20,394,478 for the years ended December 31, 2020, 2021 and 2022, respectively)		¥ 7,108,238,352	$ 1,030,597,685	¥ 9,165,330,760	¥ 9,601,873,937
Cost of revenues		(6,118,128,300)	(887,045,221)	(8,075,420,524)	(8,041,528,585)
Gross profit		990,110,052	143,552,464	1,089,910,236	1,560,345,352
Operating (expense) income:
Sales and marketing expenses		(639,870,865)	(92,772,555)	(952,902,024)	(580,373,601)
General and administrative expenses		(288,241,624)	(41,791,107)	(375,975,505)	(375,935,570)
Research and development expenses		(383,091,118)	(55,542,991)	(490,018,940)	(416,272,985)
Other operating income, net		122,213,830	17,719,340	80,325,008	74,298,644
Total operating expenses		(1,188,989,777)	(172,387,313)	(1,738,571,461)	(1,298,283,512)
Income (loss) from operations		(198,879,725)	(28,834,849)	(648,661,225)	262,061,840
Other expenses, net		(80,301,141)	(11,642,571)	(33,852,394)	(27,393,678)
Interest income		129,857,831	18,827,616	77,392,560	145,235,383
Gain on disposal of subsidiary | ¥					23,525,694
Income (loss) before income taxes and share of income (loss) in equity method investments		(149,323,035)	(21,649,804)	(605,121,059)	403,429,239
Income tax expense		(3,487,038)	(505,573)
Share of income (loss) in equity method investments		62,395,476	9,046,494	(15,127,838)	1,306,287
Net income (loss)		(90,414,597)	(13,108,883)	(620,248,897)	404,735,526
Net loss attributable to noncontrolling interest		14,992,189	2,173,663	38,365,751	80,763,071
Net income (loss) attributable to ordinary shareholders of the Company		¥ (75,422,408)	$ (10,935,220)	¥ (581,883,146)	¥ 485,498,597
Net income (loss) per ordinary share attributable to ordinary shareholders
Basic | (per share)		¥ (2.36)	$ (0.34)	¥ (17.88)	¥ 15.19
Diluted | (per share)		¥ (2.36)	$ (0.34)	¥ (17.88)	¥ 14.71
Weighted average shares used in calculating net income (loss) per ordinary share
Basic		31,971,245	31,971,245	32,544,878	31,963,526
Diluted		31,971,245	31,971,245	32,544,878	33,012,682
Net income (loss)		¥ (90,414,597)	$ (13,108,883)	¥ (620,248,897)	¥ 404,735,526
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments		434,612,446	63,012,881	(123,533,529)	(425,737,643)
Comprehensive (loss) income		344,197,849	49,903,998	(743,782,426)	(21,002,117)
Comprehensive loss attributable to noncontrolling interests		14,992,189	2,173,663	38,365,751	82,518,577
Comprehensive income (loss) attributable to the ordinary shareholders		¥ 359,190,038	$ 52,077,661	¥ (705,416,675)	¥ 61,516,460
ADS
Net income (loss) per ordinary share attributable to ordinary shareholders
Basic | (per share)	[1]	¥ (0.24)	$ (0.03)	¥ (1.79)	¥ 1.52
Diluted | (per share)	[1]	¥ (0.24)	$ (0.03)	¥ (1.79)	¥ 1.47
Weighted average shares used in calculating net income (loss) per ordinary share
Basic		319,712,449	319,712,449	325,448,779	319,635,264
Diluted		319,712,449	319,712,449	325,448,779	330,126,823

[1]	Every ten ADSs represent one ordinary share.